EATON VANCE INCOME FUND OF BOSTON

EATON VANCE SHORT DURATION HIGH INCOME FUND

Supplement to Statutory Prospectus and

Statement of Additional Information (“SAI”) dated March 1, 2025 as may be supplemented and/or revised from time to time

The following changes are effective March 31, 2025:

1. The following replaces “Portfolio Managers” under “Fund Summaries - Eaton Vance Income Fund of Boston”:

Portfolio Managers

Justin H. Bourgette, CFA, Managing Director of Morgan Stanley and Vice President of BMR, has managed the Fund since March 2025.

Stephen C. Concannon, CFA, Managing Director of Morgan Stanley and Vice President of BMR, has managed the Fund or the Portfolio the Fund previously invested in since November 2014.

Kelley Gerrity, Managing Director of Morgan Stanley and Vice President of BMR, has managed the Fund or the Portfolio the Fund previously invested in since June 2019.

Bo Hunt, Managing Director of Morgan Stanley and Vice President of BMR, has managed the Fund since March 2025.

Jeffrey D. Mueller, Managing Director of Morgan Stanley and of EVAIL, has managed the Fund or the Portfolio the Fund previously invested in since June 2019.

2. The following replaces “Portfolio Managers” under “Fund Summaries - Eaton Vance Short Duration High Income Fund”:

Portfolio Managers

Justin H. Bourgette, CFA, Managing Director of Morgan Stanley and Vice President of Eaton Vance, has managed the Fund since March 2025.

Stephen C. Concannon, CFA, Managing Director of Morgan Stanley and Vice President of Eaton Vance, has managed the Fund and the Portfolio the Fund previously invested in since December 2019.

Kelley Gerrity, Managing Director of Morgan Stanley and Vice President of Eaton Vance, has managed the Fund and the Portfolio the Fund previously invested in since March 2019.

Bo Hunt, Managing Director of Morgan Stanley and Vice President of Eaton Vance, has managed the Fund since March 2025.

3. The following replaces the eighth paragraph under “Income Fund of Boston.” under “Management.” in “Management and Organization” in the Funds’ Prospectus:

The Fund is managed by Justin H. Bourgette, CFA, Stephen C. Concannon, CFA, Kelley Gerrity, Bo Hunt and Jeffrey D. Mueller. Prior to June 12, 2020, Mr. Concannon, Ms. Gerrity and Mr. Mueller managed Boston Income Portfolio (“BI Portfolio”) in which the Fund previously invested. Mr. Bourgette has served as a portfolio manager since March 2025, Mr. Concannon has served as a portfolio manager since November 2014, Ms. Gerrity has served as a portfolio manager since June 2019, Mr. Hunt has served as a portfolio manager since March 2025, and Mr. Mueller has served as a portfolio manager since June 2019. Messrs. Bourgette, Concannon, Hunt and Ms. Gerrity are Managing Directors of Morgan Stanley, and Vice Presidents of Eaton Vance and BMR, have been employees of the Morgan Stanley organization for more than five years and each manages other Eaton Vance portfolios. Mr. Mueller is a Managing Director of Morgan Stanley and of EVAIL, has been an employee of the Morgan Stanley organization for more than five years and manages other Eaton Vance portfolios.

4. The following replaces the eleventh paragraph under “Short Duration High Income Fund.” under “Management.” in “Management and Organization” in the Funds’ Statutory Prospectus:

The Fund is managed by Justin H. Bourgette, CFA, Stephen C. Concannon, CFA, Kelley Gerrity and Bo Hunt. Prior to June 12, 2020, Mr. Concannon and Ms. Gerrity also managed Short Duration High Income Portfolio (“SDHI Portfolio”). Mr. Concannon and Ms. Gerrity served as portfolio managers of the SDHI Portfolio since March 2019 and have served as portfolio managers of the Fund since December 2019. Mr. Bourgette and Mr. Hunt have served as portfolio managers of the Fund since March 2025. Additional information about Messrs. Bourgette, Concannon, Hunt and Ms. Gerrity appears under “Income Fund of Boston” above.

5. The following is added to the tables under “Portfolio Managers.” In “Investment Advisory and Administrative Services” in the Funds’ SAI:

	Number of All Accounts	Total Assets of All Accounts	Number of Accounts Paying a Performance Fee	Total Assets of Accounts Paying a Performance Fee
Justin H. Bourgette, CFA(1)(3)
Registered Investment Companies(2)	2	$ 8,867.5	0	$ 0
Other Pooled Investment Vehicles	7	$ 724.9	0	$ 0
Other Accounts	2	$ 204.5	0	$ 0
Bo Hunt(3)
Registered Investment Companies(2)	1	$ 2,150.6	0	$ 0
Other Pooled Investment Vehicles	4	$ 1,859.1	0	$ 0
Other Accounts	3	$ 4,880.0	0	$ 0

(3) As of February 28, 2025.

Fund Name and Portfolio Managers	Dollar Range of Equity Securities Beneficially Owned in the Fund	Aggregate Dollar Range of Equity Securities Beneficially Owned in the Eaton Vance Family of Funds
Income Fund of Boston
Justin H. Bourgette, CFA(1)	None	$100,001 - $500,000
Bo Hunt(1)	None	None
Short Duration High Income Fund
Justin H. Bourgette, CFA(1)	None	$100,001 - $500,000
Bo Hunt(1)	None	None

(1) as of February 28, 2025

March 24, 2025	48595-00 3.24.25